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                             DIRECTOR CHOICE ACCESS
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                         SUPPLEMENT DATED MARCH 20, 2001
                       TO THE PROSPECTUS JANUARY 26, 2001


Effective July 1, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent premium payments and transfers of Contract Value.


































  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


333-45301
HV-2993